Off-balance Sheet Commitments - Summary of Amount of Guarantees Given and Received (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Guarantees given [Member]
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ 2,986	€ 3,946	€ 3,972
Guarantees provided to banks in connection with credit facilities [Member]
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,318	2,189	2,260
Other guarantees given [Member]
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	1,668	1,757	1,712
Guarantees received [Member]
Disclosure of Guarantees [Line Items]
Estimated financial effect of contingent liabilities	€ (181)	€ (211)	€ (187)